Basis of Presentation and General Information - Additional Information (Details) - USD ($)		4 Months Ended	12 Months Ended
	Sep. 30, 2025	Jun. 27, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	May 07, 2024
Schedule of Capitalization, Equity [Line Items]
Share capital of registered shares						100
Par value			$ 0.001	$ 0.001		$ 0.001
Gain on disposal of subsidiary		$ 12,862,936	$ 61,130
Working capital deficit			1,845,915
Cash and cash equivalents			18,648,537
Net cash provided from operating cash flows			13,205,620	$ 6,759,303	$ 12,024,498
Operating loss			(4,876,258)	$ 4,090,526	$ 19,639,297
Advanced for acquisition of vessel			$ 2,525,000
Heidmar Trading DMCC
Schedule of Capitalization, Equity [Line Items]
Gain on disposal of subsidiary	$ 61,130
BH Cape Holdings Pte. Ltd.
Schedule of Capitalization, Equity [Line Items]
Ownership percentage			50.00%